UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.5% (1.0% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,991,786
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,247,892
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	779,960
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International	6/15 at 100.00	BBB	1,665,708
	Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA–	956,930
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
8,450	Total Alabama			8,642,276
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	BB–	3,286,960
500	5.000%, 6/01/46	6/14 at 100.00	BB–	369,290
4,500	Total Alaska			3,656,250
	Arizona – 2.5% (1.7% of Total Investments)
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	A1	1,008,940
	Series 2003A, 5.000%, 7/01/31 – NPFG Insured
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	206,116
265	5.250%, 12/01/25	12/15 at 100.00	BBB	271,712
2,500	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 15.289%,	7/17 at 100.00	Aa2	2,834,500
	7/01/26 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2008,	7/18 at 100.00	AA–	5,751,000
	Trust 1132, 9.203%, 1/01/32 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,430,197
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
962	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	854,121
	2005, 6.000%, 7/01/30
13,377	Total Arizona			14,356,586
	Arkansas – 0.6% (0.4% of Total Investments)
3,290	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A, 5.000%, 12/01/30 –	12/15 at 100.00	Aa2	3,548,133
	AMBAC Insured
	California – 24.9% (16.9% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	1,650,300
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	2,405,453
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,042,760
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A+	2,618,725
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,403,823
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,661,095
	5.000%, 11/15/42 (UB)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	936,465
	2009-I, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,702,440
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	A1	2,374,890
3,000	5.500%, 3/01/40	3/20 at 100.00	A1	3,368,640
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes
	of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	981,783
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,083,951
1,055	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BBB	1,094,774
	Public Schools, Series 2010, 6.000%, 7/01/40
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	997,610
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,847,220
1,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,867,826
	Option Bond Trust 3175, 13.832%, 5/15/14 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	2,033,703
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/13 at 100.00	BBB	2,460,754
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
145	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/13 at 100.00	N/R (4)	155,301
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/13) –
	RAAI Insured
1,000	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,149,160
	Subordinate Series 2011A, 7.000%, 12/01/36
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,787,490
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Central Glendale Redevelopment Project, Tax	12/16 at 100.00	A	2,115,420
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	B–	2,247,480
1,000	5.750%, 6/01/47	6/17 at 100.00	B–	756,070
610	5.125%, 6/01/47	6/17 at 100.00	B–	415,538
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	14,794,865
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
400	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA–	425,664
	5.000%, 9/01/33
500	Madera County, California, Certificates of Participation, Children’s Hospital Central California,	3/20 at 100.00	A+	518,610
	Series 2010, 5.375%, 3/15/36
6,215	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA–	6,208,412
	Series 2011, 0.000%, 8/01/31
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A–	3,454,326
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	BBB+	1,158,410
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	19,490,301
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,355,473
	6.750%, 11/01/39
1,875	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	2,049,375
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	20,481,876
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,865,450
	5.500%, 5/01/32
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	3,868,205
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	261,880
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	283,355
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	729,755
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	BBB	1,930,984
8,135	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	1,643,107
17,195	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	3,228,877
660	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	763,805
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	No Opt. Call	A	1,162,980
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	3,340,301
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B,	8/31 at 100.00	AA–	1,768,200
	0.000%, 8/01/36 – AGM Insured
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C,	8/21 at 100.00	Aa2	4,412,240
	5.250%, 8/01/47
149,345	Total California			143,355,122
	Colorado – 3.8% (2.6% of Total Investments)
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	No Opt. Call	N/R	1,522,662
	Series 2009A, 7.750%, 8/01/39
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	AA	2,655,350
	Series 2011A, 5.000%, 2/01/41
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National	11/20 at 100.00	N/R	690,713
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	BBB	3,106,915
	NPFG Insured
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	514,225
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
2,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	No Opt. Call	A	2,087,520
	Series 2011A, 5.000%, 12/01/41
4,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	4,627,444
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA–	3,582,360
	Series 2009, 6.250%, 12/01/30 – AGC Insured
650	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A–	805,129
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	2,524,708
	Activity Bonds, Series 2010, 6.000%, 1/15/41
31,660	Total Colorado			22,117,026
	Connecticut – 1.2% (0.8% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University,	7/22 at 100.00	AA–	3,928,996
	Series 2012H, 5.000%, 7/01/24 (WI/DD, Settling 2/14/12) – AGM Insured
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds,	4/20 at 100.00	N/R	2,775,500
	Harbor Point Project, Series 2010A, 7.875%, 4/01/39
5,930	Total Connecticut			6,704,496
	District of Columbia – 6.4% (4.3% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	4/12 at 160.00	AA+	31,762,737
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	Aa2	3,611,580
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,368,600
	Tender Option Bond Trust 1606, 11.636%, 10/01/30 – AMBAC Insured (IF)
27,945	Total District of Columbia			36,742,917
	Florida – 7.8% (5.3% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	AA–	1,079,190
	5.000%, 5/01/27 – NPFG Insured
3,730	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	3,931,383
	Series 2005, 5.000%, 4/01/24
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	292,830
	Series 2009B, 7.000%, 4/01/39
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,262,230
	AGM Insured
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB	1,282,963
	University, Refunding Series 2011, 6.375%, 4/01/31
1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	978,760
	2004, 5.850%, 5/01/35
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A2	13,402,480
	2007B, 4.500%, 10/01/31 – NPFG Insured
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	4,348,840
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	2,774,580
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,945	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,875,557
	Gardens, Series 2004A, 5.900%, 5/01/35
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	6,145,007
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,425	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	1,186,569
	5.400%, 5/01/37
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	425,330
	6.650%, 5/01/40 (5)
1,805	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,785,632
	6.000%, 5/01/23
1,250	Wyndam Park Community Development District, Florida, Special Assessment Bonds,Series 2003,	5/13 at 101.00	A	1,292,288
	6.375%, 5/01/34
44,450	Total Florida			45,063,639
	Georgia – 2.0% (1.4% of Total Investments)
995	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	1,111,176
	7.500%, 1/01/31
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	1,680,887
	AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	BBB	2,290,840
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A–	2,681,925
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,691,653
	Series 1997E, 6.500%, 1/01/20
1,160	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,239,715
	Series 2012A, 5.250%, 10/01/27 (WI/DD, Settling 2/16/12)
10,415	Total Georgia			11,696,196
	Guam – 0.5% (0.3% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	847,238
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	Ba2	1,772,850
	2010, 5.625%, 7/01/40
2,535	Total Guam			2,620,088
	Idaho – 0.7% (0.5% of Total Investments)
2,570	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	A1	2,762,904
	5.650%, 7/01/26
1,145	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	1,182,693
	Mittigation Series 2012A, 4.750%, 9/01/26 (WI/DD, Settling 2/08/12)
3,715	Total Idaho			3,945,597
	Illinois – 12.3% (8.3% of Total Investments)
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	N/R (4)	5,030,558
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
3,005	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee	3/17 at 100.00	Baa1	3,204,455
	Redevelopment Project, Series 2011A, 6.830%, 3/15/24
2,450	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	2,717,663
510	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series	10/19 at 100.00	BBB+	555,472
	2009, 6.500%, 4/01/44
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	505,380
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/12 at 100.00	N/R	500,455
	7.000%, 5/15/18
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,232,111
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	1,038,100
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	1,023,340
	Centers, Series 2010, 5.375%, 8/15/40
990	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,105,137
	6.000%, 5/15/39
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,609,925
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,041,590
2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	2,091,880
	5.125%, 5/15/35
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	354,694
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,218,320
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A2	1,322,283
	Series 2009C, 6.625%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	1,015,380
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,229,100
3,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	3,376,950
1,000	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series	3/20 at 100.00	AA–	1,112,210
	2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,614,648
	2009B, 5.000%, 8/15/26
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,425,250
	Series 2009, 6.125%, 5/15/25
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,
	Series 2002:
4,000	5.500%, 1/01/22	1/13 at 100.00	A–	4,236,280
750	5.625%, 1/01/28	1/13 at 100.00	A–	758,235
5,395	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/26	1/22 at 100.00	A+	5,580,318
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	No Opt. Call	AAA	1,521,835
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	Aa3	1,666,421
	5.250%, 1/01/39 – AGM Insured
1,830	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building Bonds,	No Opt. Call	N/R (4)	1,878,989
	Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	1,030,280
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	4,261,748
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,778,284
4,000	6.250%, 6/01/24	No Opt. Call	A–	4,480,320
800	6.000%, 6/01/28	No Opt. Call	A–	898,688
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – AGM Insured	No Opt. Call	AA	1,300,926
1,300	8.700%, 12/01/14 – AGM Insured	No Opt. Call	AA	1,564,407
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	Aa3	1,323,122
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured
67,175	Total Illinois			70,604,754
	Indiana – 1.1% (0.7% of Total Investments)
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational	10/19 at 100.00	BBB–	1,099,214
	Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Refunding Revenue Bonds, Floyd Memorial Hospital and Health	3/20 at 100.00	A–	1,562,370
	Services Project, Series 2010, 5.125%, 3/01/30
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (5)	2/15 at 100.00	N/R	265,500
2,500	5.375%, 2/15/34 (5)	2/15 at 100.00	N/R	428,225
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	A1 (4)	2,939,084
	7/15/14 (Pre-refunded 1/15/13) – AMBAC Insured
9,365	Total Indiana			6,294,393
	Iowa – 1.6% (1.1% of Total Investments)
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,325,410
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	6,037,440
	5.500%, 6/01/42
11,000	Total Iowa			9,362,850
	Kansas – 1.4% (1.0% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3	1,481,453
	Series 2011A, 5.000%, 9/01/26
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,070,530
	Inc., Series 2005L, 5.000%, 11/15/22
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	660,066
	Mall Project, Series 2010, 5.900%, 4/01/32
235	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	239,465
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
2,225	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AA+ (4)	2,713,098
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
2,980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	1,975,055
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
8,280	Total Kansas			8,139,667
	Kentucky – 1.8% (1.2% of Total Investments)
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,235,140
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,010	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	2,069,235
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement	3/21 at 100.00	A3	5,847,500
	and Refunding Series 2011, 6.250%, 3/01/31
9,010	Total Kentucky			10,151,875
	Louisiana – 1.5% (1.0% of Total Investments)
405	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	4/12 at 100.00	Aaa	421,512
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
1,380	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	8/20 at 100.00	BBB–	1,519,918
	Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	1,081,750
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,085,140
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,557,500
	Series 2007A, 5.500%, 5/15/47
8,285	Total Louisiana			8,665,820
	Maine – 0.7% (0.5% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	2,175,580
	Center, Series 2011, 6.750%, 7/01/36
1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,783,548
	5.000%, 7/01/40
3,665	Total Maine			3,959,128
	Maryland – 0.5% (0.4% of Total Investments)
515	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB	520,490
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,658,575
	Series 2004, 5.375%, 8/15/24
3,015	Total Maryland			3,179,065
	Massachusetts – 3.0% (2.0% of Total Investments)
4,600	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	6/12 at 100.00	N/R	4,338,168
	Apartments, Series 1999, 7.000%, 12/01/31
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,995,114
	University Issue, Series 2009A, 5.750%, 7/01/39
2,030	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/12 at 100.00	A–	2,037,227
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	5,795,130
	5.000%, 8/15/23 – AGM Insured (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,233,412
	8/01/46 – AGM Insured (UB) (7)
16,750	Total Massachusetts			17,399,051
	Michigan – 4.5% (3.1% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	Aa2 (4)	4,306,780
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,720,425
	5.000%, 11/01/30
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	A+	11,337,016
	FGIC Insured
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,534,937
	10/15/22 – AMBAC Insured
3,240	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	3,502,278
	Refunding Series 2009, 5.750%, 11/15/39
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	2,157,453
	2006A, 5.000%, 12/01/31 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	340,360
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
23,895	Total Michigan			25,899,249
	Minnesota – 3.8% (2.6% of Total Investments)
2,750	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	2,884,145
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	7,204,050
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,933,860
	Schools Academy, Series 2010A, 5.875%, 11/01/40
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	5/12 at 100.00	A	621,190
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series	11/15 at 100.00	BBB–	1,017,480
	2005, 6.000%, 11/15/25
2,000	Washington County Housing & Redevelopment Authority, Minnesota, Hospital Facility Revenue	5/12 at 100.00	BBB–	1,958,520
	Bonds, Healtheast Project, Series 1998, 5.500%, 11/15/27
6,280	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	6,530,321
	2007A, 3.500%, 2/01/28
19,650	Total Minnesota			22,149,566
	Mississippi – 0.6% (0.4% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/12 at 100.00	BBB	1,003,500
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,400,307
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
3,275	Total Mississippi			3,403,807
	Missouri – 2.3% (1.6% of Total Investments)
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,178,540
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	208,392
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds,	3/16 at 100.00	Aa1	1,153,990
	Series 2006, 5.250%, 3/01/26 – NPFG Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	892,133
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,566,556
2,985	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of Independence,	4/14 at 100.00	A–	3,135,235
	Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,283,681
	Series 2011, 5.000%, 4/01/26
12,265	Total Missouri			13,418,527
	Nebraska – 2.0% (1.4% of Total Investments)
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	11,764,535
	FGIC Insured (UB)
	Nevada – 1.1% (0.8% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,495,360
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,912,432
	8.000%, 6/15/30
5,600	Total Nevada			6,407,792
	New Hampshire – 0.1% (0.1% of Total Investments)
515	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	7/17 at 100.00	Aa3	531,356
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.9% (2.0% of Total Investments)
1,760	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/12 at 100.00	BBB+	1,772,936
	5.500%, 6/15/24
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	A+	1,475,017
1,000	5.250%, 9/01/26	9/15 at 100.00	A+	1,114,320
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-	6/20 at 100.00	Baa3	602,730
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A,
	5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	A–	734,208
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	707,860
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	977,523
	Bond Trust PA-4643, 20.037%, 6/01/30 (IF) (7)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,237,513
	2006A, 5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	772,618
1,050	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Aaa	1,069,593
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,187,075
	Series 2007-1A, 4.750%, 6/01/34
16,010	Total New Jersey			16,651,393
	New Mexico – 0.8% (0.5% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	938,098
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,367,196
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	BBB–	2,093,680
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,398,974
	New York – 15.5% (10.5% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,068,177
3,065	6.250%, 7/15/40	No Opt. Call	BBB–	3,279,611
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,858,789
	2005F, 5.000%, 3/15/24 – AMBAC Insured
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	1,698,060
	2011A, 5.750%, 2/15/47
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,023,087
	2/15/47 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,108,270
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,380,545
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,385,664
	5.000%, 11/15/30
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37	10/17 at 100.00	N/R	253,350
1,000	5.875%, 10/01/46	10/17 at 102.00	N/R	506,590
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	8,554,104
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	700,880
	Bonds, Tender Option Bond Trust 3484, 18.374%, 6/15/33 (IF)
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,983,238
	Series 2004C, 5.000%, 2/01/22 (UB)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA (4)	5,350,700
	(Pre-refunded 6/01/13)
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,639,782
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	7,739,900
5,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	5,543,250
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	AA–	5,257,550
	5.250%, 12/01/19
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,558,851
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB–	618,108
1,325	6.000%, 12/01/42	12/20 at 100.00	BBB–	1,433,319
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	Baa1	16,908,420
	LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic	12/20 at 100.00	BBB–	1,283,432
	Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30
83,985	Total New York			89,133,677
	North Dakota – 0.5% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	2,610,809
	6.250%, 11/01/31
	Ohio – 4.1% (2.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,120	5.125%, 6/01/24	6/17 at 100.00	B–	2,460,838
530	5.875%, 6/01/30	6/17 at 100.00	B–	412,218
525	5.750%, 6/01/34	6/17 at 100.00	B+	390,931
1,000	6.500%, 6/01/47	6/17 at 100.00	B+	815,730
1,180	5.875%, 6/01/47	6/17 at 100.00	B+	876,905
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	1,076,080
1,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	1,076,400
5,000	5.500%, 11/01/40	11/20 at 100.00	BBB+	5,260,050
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services,	7/21 at 100.00	BBB	822,366
	Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	1,474,956
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A,	11/21 at 100.00	AA–	6,770,128
	6.000%, 11/15/41
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,065,800
	Project, Refunding Series 2011, 5.125%, 8/01/31
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	918,624
	Project, Series 2009E, 5.625%, 10/01/19
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	261,378
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
23,330	Total Ohio			23,682,404
	Oklahoma – 1.1% (0.7% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	705,863
	5.375%, 9/01/36
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,526,892
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	95,481
	System, Series 2008, Trust 3500, 8.464%, 6/15/30 (IF)
6,118	Total Oklahoma			6,328,236
	Pennsylvania – 3.7% (2.5% of Total Investments)
1,000	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	No Opt. Call	BB	1,085,910
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,261,420
	Center Revenue Bonds, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	889,970
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	3,270,150
	5.000%, 6/01/26 – AGM Insured (UB)
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,083,880
	Ministries Project, Series 2009, 6.125%, 1/01/29
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	423,524
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	Aa2	5,315,035
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,707,065
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	1,721,243
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (4)	1,129,950
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	2,637,875
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
19,895	Total Pennsylvania			21,526,022
	Puerto Rico – 2.4% (1.6% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,379,791
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,100	6.375%, 8/01/39	8/19 at 100.00	A+	1,286,087
6,000	6.000%, 8/01/42	8/19 at 100.00	A+	6,797,940
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	2,652,720
	8/01/42 – FGIC Insured
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	Aa2	1,668,930
	2011A-1, 5.250%, 8/01/40
23,825	Total Puerto Rico			13,785,468
	Rhode Island – 0.5% (0.4% of Total Investments)
2,970	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa1	2,983,662
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 2.4% (1.6% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	2,099,660
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,926,904
	GROWTH, Series 2004, 5.250%, 12/01/23
1,355	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A3 (4)	1,413,075
	Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
5,145	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A–	5,182,404
	Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
12,905	Total South Carolina			13,622,043
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	AA–	1,821,995
	Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.5% (1.7% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States	7/16 at 100.00	BBB+	3,278,464
	Health Alliance, Series 2006A, 5.500%, 7/01/36
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	A1 (4)	5,114,900
	Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31 (Pre-refunded 4/15/12)
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,598,350
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37 (5), (6)	11/17 at 100.00	N/R	51,737
1,200	5.500%, 11/01/46 (5), (6)	11/17 at 100.00	N/R	88,692
15,100	Total Tennessee			14,132,143
	Texas – 11.7% (7.9% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,215,250
	4.250%, 8/15/36 (UB)
1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010,	1/20 at 100.00	BBB–	1,356,513
	5.750%, 1/01/25
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+ (4)	9,369,756
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+	3,437,694
	0.000%, 12/01/22 – AGM Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial
	Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	841,632
1,220	5.125%, 8/15/26	No Opt. Call	BBB–	1,249,792
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA–	1,219,119
	5.750%, 1/01/40 – AGC Insured
3,150	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,407,607
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA	1,290,386
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,241,493
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	150,200
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	A+	4,222,350
	5.500%, 9/01/30 – FGIC Insured
7,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,813,050
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,910	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	2,054,644
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
2,675	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	6/12 at 104.00	Aaa	2,789,517
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	757,874
	Lien Series 2008D, 6.250%, 12/15/26
1,620	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,806,397
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,133,040
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,129,380
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB+	1,004,300
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	BBB+	6,913,600
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	BBB+	7,505,880
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	No Opt. Call	BB+	1,228,579
	Manor, Series 2010, 7.000%, 11/01/30
77,650	Total Texas			67,138,053
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	271,455
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	917,695
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,189,150
	Virginia – 0.5% (0.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	1,041,890
	2006, 5.000%, 9/01/26
1,830	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,865,630
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
2,830	Total Virginia			2,907,520
	Washington – 2.7% (1.8% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	9,346,465
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	4/12 at 100.00	Aa2	5,018,200
	(Alternative Minimum Tax)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	922,120
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
17,345	Total Washington			15,286,785
	West Virginia – 0.5% (0.4% of Total Investments)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,099,273
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	998,630
	Series 2008, 6.500%, 10/01/38
2,950	Total West Virginia			3,097,903
	Wisconsin – 4.3% (2.9% of Total Investments)
2,895	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	Aaa	2,952,176
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	897,429
	Series 2009, 5.875%, 2/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,013,250
	Inc., Series 2010B, 5.125%, 4/01/36
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
925	5.750%, 8/15/20 – RAAI Insured	2/12 at 100.50	N/R	931,059
3,000	5.875%, 8/15/30 – RAAI Insured	2/12 at 100.50	N/R	3,017,670
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,185,938
	Series 2004, 5.750%, 5/01/24
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
3,500	5.250%, 8/15/21	8/16 at 100.00	BBB+	3,696,840
1,780	5.250%, 8/15/26	8/16 at 100.00	BBB+	1,824,162
1,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	1,005,380
2,750	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,911,673
	Series 2011A, 5.250%, 10/15/39
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,234,616
23,415	Total Wisconsin			24,670,193
$ 856,085	Total Investments (cost $776,749,286) – 147.4%			848,746,191
	Floating Rate Obligations – (13.4)%			(76,992,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (36.8)% (8)			(211,800,000)
	Other Assets Less Liabilities – 2.8%			15,757,690
	Net Assets Applicable to Common Shares – 100%			$ 575,711,881

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$848,605,762	$140,429	$848,746,191

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$140,790
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(361)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$140,429

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $699,918,064.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$86,849,413
Depreciation	(14,911,778)
Net unrealized appreciation (depreciation) of investments	$71,937,635

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 25.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012